Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name	dei_EntityRegistrantName	Grand Prix Investors Trust
Central Index Key	dei_EntityCentralIndexKey	0001496315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2015
Prospectus Date	rr_ProspectusDate	Dec. 16, 2015
GRAND PRIX INVESTORS FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GRAND PRIX INVESTORS FUND (the “Grand Prix Fund” or the “Fund”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within six months of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	$ 20
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended July 31, 2015, the Fund’s portfolio turnover rate was 160.56%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 232
- 3 Years -	rr_ExpenseExampleYear03	715
- 5 Years -	rr_ExpenseExampleYear05	1,225
- 10 Years -	rr_ExpenseExampleYear10	$ 2,626
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the domestic and foreign equity and debt securities of companies that, directly, or indirectly through an affiliate, sponsor FORMULA 1 teams (through on-car branding or by serving as a technical partner or supplier), FORMULA 1 drivers or FORMULA 1 races (including through trackside advertising.) At present, there are approximately 300 companies that meet this criteria.

The Fund will normally hold both common stocks and debt securities, generally with 40% to 80% of its net assets invested in common stocks and 20% to 60% of its net assets invested in debt securities, including cash equivalents or money market funds. The Fund may invest up to 100% of its assets in cash equivalents and money market funds as a defensive measure in response to adverse market conditions. The Fund may invest in equity securities of any market capitalization. The adviser intends to invest in domestic and foreign debt securities of any maturity that are investment grade (generally, having a Standard & Poor's rating of "BBB" or better, or a Moody's rating of "Baa" or better) or, if unrated, determined by the adviser to be of comparable quality. However, the adviser may also invest, without limitation, in non-investment grade corporate bonds rated below "Baa" by Moody's or below "BBB" by S&P (also known as "junk" bonds). The Fund may invest in other equity and debt securities, including shares of other investment companies (such as ETFs). The Fund may purchase foreign and emerging market securities, including sponsored ADRs. The Fund may also buy and write (i.e., sell) put and call options.

Once a portfolio security of a FORMULA 1 partner, sponsor, or supplier has been purchased, the Fund typically will hold that security for as long as the security meets the criteria above. Although the adviser will typically sell the security of a company that no longer qualifies as a FORMULA 1 partner, sponsor or supplier, the Adviser may retain such a portfolio security for an extended period to avoid sale at an inopportune time.

The Fund may buy and sell options to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying asset, or to reduce transaction costs associated with managing its portfolio. The Fund may also buy call options as an alternative to investing directly in the underlying securities. If successful, purchases of call options will enable the Fund to generate income or gains for a smaller investment than would be required if investing directly in the underlying securities.

FORMULA 1 is the trademark of FORMULA ONE LICENSING BV, a FORMULA ONE GROUP COMPANY. No investment in any FORMULA ONE GROUP COMPANY is being offered through this Fund. Neither FORMULA ONE LICENSING BV, nor any other FORMULA ONE GROUP COMPANY sponsors, endorses, sells or promotes the Grand Prix Investors Fund, nor does any FORMULA ONE GROUP COMPANY make any representation regarding the advisability of investing in the Fund.

The investment objective of the Fund may be changed without shareholder approval; however, you will be given advance notice of any changes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

FORMULA 1 Partners, Sponsors or Suppliers Security Risk. The Fund's policy of investing primarily in FORMULA 1 partners, sponsors, or suppliers may inhibit the Fund's ability to participate in certain attractive investment opportunities. FORMULA 1 partners, sponsors, and suppliers may change from year to year. For example, a company's marketing campaign to FORMULA 1 fans may have run its course. These changes may result in well-established companies with strong track records no longer fitting within the investment objective of the Fund. Because the Fund selects from a small universe of companies (approximately 300), the Fund also runs a greater risk of loss than a fund that invests in a wider range of securities. A related risk is that popularity of FIA FORMULA ONE WORLD CHAMPIONSHIP, or the teams that race in it, may decline among fans and sponsors. If this happens, the Fund's investment objective may require it to invest in fewer companies or weaker companies. Any negative market, economic or other developments affecting the racing industry could have a major effect on the value of the Fund's investments. As with all mutual funds, there is a risk that you could lose money through your investment in the Fund.

Individual Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All equity securities are subject to these risks.

Debt Security Risk. Debt securities are subject to inherent market risks and fluctuations in value due to changes in interest rates, earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser.

Credit Risk. Credit risk is the possibility that an issuer will default on a debt security by failing to pay interest or principal when due. There is a possibility that issuers of debt securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Risk Associated with Non-Investment Grade Securities. Debt securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities.

Sector Risk. The Fund may be, at various times, over weighted in one or more industry sectors. That is, the Fund may invest a significant percentage of its assets in the securities of a single sector. When the Fund is over weighted in a sector, any negative developments affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in the sector.

Foreign Investment Risk. The Fund may invest in foreign equity and debt securities. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.

Smaller Capitalization Stock Risk. The earnings and prospects of smaller capitalization companies are more volatile than those of larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing its entire premium invested in the put option. A small investment in options could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of options involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of an option held by the Fund may not correlate with the Fund’s other investments.

Investments in Other Investment Companies Risk. Investments in other investment companies, including ETFs (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of investment advisory fees and certain other expenses. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Portfolio Turnover Risk. High portfolio turnover results in higher transactional and brokerage costs, which reduce the Fund’s return.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is a risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the performance of the Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.gpinvestorsfund.com and by calling 1-800-453-6556.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-453-6556
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gpinvestorsfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR CALENDAR YEARS ENDED 12/31
Annual Return 2011	rr_AnnualReturn2011	(3.65%)
Annual Return 2012	rr_AnnualReturn2012	6.18%
Annual Return 2013	rr_AnnualReturn2013	24.64%
Annual Return 2014	rr_AnnualReturn2014	(2.88%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best calendar quarter: 11.72% (Q4 2013) The Fund’s worst calendar quarter: -9.59% (Q3 2011) The Fund’s most recent year to date performance through October 31st, 2015 was 2.61%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst calendar quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2014 (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s after tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s after tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after tax returns depend on your individual tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

GRAND PRIX INVESTORS FUND | GRAND PRIX INVESTORS FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2010
GRAND PRIX INVESTORS FUND | After Taxes on Distributions | GRAND PRIX INVESTORS FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2010
GRAND PRIX INVESTORS FUND | After Taxes on Distributions and Sales | GRAND PRIX INVESTORS FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2010
GRAND PRIX INVESTORS FUND | S&P 500 Index (reflects no deduction for fees)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	16.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2010
GRAND PRIX INVESTORS FUND | MSCI EAFE Index (reflects no deduction for fees)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2010

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund).